Investment Under Equity Method (Details Textual) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				1 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	May 31, 2013 Wuwei Ganxin Seeds CoLtd [Member] USD ($)	May 31, 2013 Wuwei Ganxin Seeds CoLtd [Member] CNY
Proceeds from Sale of Equity Method Investments	0	$ 6,629	40,685	0	0	$ 6,600	41,000
Equity Method Investment, Realized Gain (Loss) on Disposal	0	$ (2,117)	(12,994)	0	0	$ 2,100	13,000
Disposal Of Equity Method Investment Ownership Percentage						49.00%	49.00%